NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Cash flow activities, operating	$ 2,772	$ 2,530	$ 2,143
Cash flow activities, investing	(1,173)	(4,609)	(11,372)
Cash from financing activities	(995)	2,126	9,542
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Cash flow activities, operating	2,685	2,396	2,110
Cash flow activities, investing	(1,149)	(4,537)	(11,125)
Cash from financing activities	(927)	2,200	9,337
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	273	241	271
Cash flow activities, investing	344	(372)	(416)
Cash from financing activities	(582)	133	147
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	0	2	26
Cash flow activities, investing	0	0	(24)
Cash from financing activities	0	(2)	(4)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	768	634	839
Cash flow activities, investing	(32)	(34)	(21)
Cash from financing activities	(473)	(588)	(702)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	91	89	72
Cash flow activities, investing	(38)	(35)	(38)
Cash from financing activities	(41)	(55)	(73)
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	29	13	22
Cash flow activities, investing	70	0	(4)
Cash from financing activities	(24)	(14)	(6)
Canadian District Energy Operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	30	42	53
Cash flow activities, investing	(38)	(97)	(68)
Cash from financing activities	7	55	14
U.S. district energy operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	13	51	22
Cash flow activities, investing	(34)	(50)	(29)
Cash from financing activities	25	0	2
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(79)	(42)	128
Cash flow activities, investing	(107)	(5)	(228)
Cash from financing activities	189	45	87
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	187	136	208
Cash flow activities, investing	(51)	(14)	(1,950)
Cash from financing activities	(120)	(117)	1,746
UK Residential Infrastructure Business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	0	0
Cash flow activities, investing	1	0
Cash from financing activities	0	0
European Residential Infrastructure Operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(6)	0
Cash flow activities, investing	15	0
Cash from financing activities	0	0
Australian Export Terminal
Disclosure of subsidiaries [line items]
Cash flow activities, operating	0	68	91
Cash flow activities, investing	0	(27)	(23)
Cash from financing activities	0	(57)	(55)
North American rail operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	511	616	0
Cash flow activities, investing	(98)	(24)	(6,460)
Cash from financing activities	(424)	(606)	6,578
U.K. ports operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	66	42	27
Cash flow activities, investing	(53)	(25)	(43)
Cash from financing activities	(24)	(11)	9
Australian port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	11	28	52
Cash flow activities, investing	(21)	(32)	(45)
Cash from financing activities	(18)	26	(10)
Chilean toll roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating	46	49	62
Cash flow activities, investing	(172)	(1)	(2)
Cash from financing activities	85	(34)	(55)
Peruvian toll roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating	30	18	47
Cash flow activities, investing	(27)	(22)	(39)
Cash from financing activities	0	0	0
Indian Toll Roads
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(2)	11	7
Cash flow activities, investing	3	(18)	(9)
Cash from financing activities	5	19	(29)
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	196	68	83
Cash flow activities, investing	(35)	12	(10)
Cash from financing activities	(179)	(53)	(63)
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	198	0
Cash flow activities, investing	(246)	0
Cash from financing activities	108	0
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	235	156	92
Cash flow activities, investing	(91)	(299)	(1,396)
Cash from financing activities	(135)	114	1,339
U.S. data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	38	77	51
Cash flow activities, investing	(25)	(16)	(6)
Cash from financing activities	(15)	(63)	(35)
Australian data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	16	7	0
Cash flow activities, investing	(105)	(3)	(277)
Cash from financing activities	104	(3)	286
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	16	27	3
Cash flow activities, investing	(15)	(20)	(280)
Cash from financing activities	2	(9)	289
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	189	245
Cash flow activities, investing	(416)	(3,451)
Cash from financing activities	261	3,331
Holding LP and other
Disclosure of subsidiaries [line items]
Cash flow activities, operating	(171)	(182)	(46)
Cash flow activities, investing	22	(4)	243
Cash from financing activities	$ 322	$ 89	$ (128)